Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 14, 2018
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	Feb. 14, 2018
Document Effective Date	Feb. 15, 2018
Prospectus Date	Feb. 15, 2018
Brandes Value NextShares | Brandes Value NextShares
Prospectus:
Trading Symbol	BVNSC